Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 3	$ 3